4. Property and Equipment (Details) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
Property and equipment, gross	$ 1,451,853	$ 1,408,261
Less accumulated depreciation	(1,137,361)	(909,796)
Total	314,492	498,465
Machinery and Facility [Member]
Property and equipment, gross	300,650	289,664
Office Equipment [Member]
Property and equipment, gross	373,554	356,932
Molds [Member]
Property and equipment, gross	775,499	714,356
Vehicles [Member]
Property and equipment, gross	0	9,843
Construction in Progress [Member]
Property and equipment, gross	$ 2,130	$ 37,466